Shareholders' Equity, Capital Ratios and Other Regulatory Matters - Actual Capital Amounts and Ratios (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Consolidated
Tier 1 Leverage
Minimum amount	$ 818,440	$ 751,798
Minimum ratio	4.00%	4.00%
Actual amount	$ 2,221,528	$ 1,790,034
Actual ratio	10.86%	9.52%
Common Equity Tier 1 (CET1)
Minimum amount	$ 794,334	$ 750,616
Minimum ratio	4.50%	4.50%
Actual amount	$ 2,089,431	$ 1,684,097
Actual ratio	11.84%	10.10%
Tier 1 Risk-Based Capital (1)
Minimum amount	$ 1,059,112	$ 1,000,822
Minimum ratio	6.00%	6.00%
Actual amount	$ 2,221,528	$ 1,790,034
Actual ratio	12.59%	10.73%
Total Risk-Based Capital (1)
Minimum amount	$ 1,412,149	$ 1,334,429
Minimum ratio	8.00%	8.00%
Actual amount	$ 2,493,988	$ 2,029,932
Actual ratio	14.13%	12.17%
IBERIABANK
Tier 1 Leverage
Minimum amount	$ 816,152	$ 749,226
Minimum ratio	4.00%	4.00%
Well capitalized amount	$ 1,020,190	$ 936,532
Well capitalized ratio	5.00%	5.00%
Actual amount	$ 1,878,703	$ 1,691,022
Actual ratio	9.21%	9.03%
Common Equity Tier 1 (CET1)
Minimum amount	$ 792,111	$ 748,667
Minimum ratio	4.50%	4.50%
Well capitalized amount	$ 1,144,160	$ 1,081,408
Well capitalized ratio	6.50%	6.50%
Actual amount	$ 1,878,703	$ 1,691,022
Actual ratio	10.67%	10.16%
Tier 1 Risk-Based Capital (1)
Minimum amount	$ 1,056,147	$ 998,223
Minimum ratio	6.00%	6.00%
Well capitalized amount	$ 1,408,197	$ 1,330,964
Well capitalized ratio	8.00%	8.00%
Actual amount	$ 1,878,703	$ 1,691,022
Actual ratio	10.67%	10.16%
Total Risk-Based Capital (1)
Minimum amount	$ 1,408,197	$ 1,330,964
Minimum ratio	8.00%	8.00%
Well capitalized amount	$ 1,760,246	$ 1,663,705
Well capitalized ratio	10.00%	10.00%
Actual amount	$ 2,034,663	$ 1,843,545
Actual ratio	11.56%	11.08%
Dividend payable restriction	$ 191,000
Funds available for loans or advances to the parent	$ 187,900